Convertible Promissory Notes held by Related Party (Details Narrative) - USD ($)	Nov. 11, 2022	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2019
Short-Term Debt [Line Items]
Convertible Notes Payable				$ 5,140,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00		$ 1.00	$ 0.10
Accrued Liabilities				$ 690,771
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,056,000	174,102
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 9,900,000
Related Party [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable		$ 2,300,000		4,700,000
Related Party [Member] | Data Knights Acquisition Corp [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable		1,200,000	$ 15,400,000
Debt Instrument, Convertible, Conversion Price			$ 2.50
Related Party [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable						$ 1,500,000
Debt Instrument, Face Amount	$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Proceeds from Issuance or Sale of Equity	$ 5,000,000
[custom:EquityFinancingDescription]	a 20% discount to the lowest price per share of shares sold in the Next Equity Financing, or (B) $2.50 per share; (ii) at the noteholder’s option, in the event of a defined Corporate Transaction while such Note remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $
Related Party [Member] | Convertible Promissory Notes [Member] | Series A-2 Preferred Stock [Member]
Short-Term Debt [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 2.50
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable		$ 1,875,000		$ 440,000